Revenue - Schedule of Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from contracts with customers
Revenue from contracts with customers	$ 30,758	$ 22,644
Revenue from other sources
Revenue from other sources	65,864	87,429
Media advertising and marketing services [Member]
Revenue from contracts with customers
Revenue from contracts with customers	10,513	9,976
Advertising services income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	6,949	6,476
Licensing, subscription and marketing services income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	3,564	3,500
Hotel operations, hospitality and VIP services [Member]
Revenue from contracts with customers
Revenue from contracts with customers	30,758	22,644
Hotel operation, hospitality and VIP services income
Revenue from contracts with customers
Revenue from contracts with customers	20,245	12,668
Revenue from other sources
Revenue from other sources	20,245	12,668
Strategic Investment [Member]
Revenue from other sources
Revenue from other sources	65,864	87,429
Net fair value changes on financial assets at FVTPL
Revenue from other sources
Revenue from other sources	24,990	56,173
Dividend income and gain related to disposed financial assets at FVTPL [Member]
Revenue from other sources
Revenue from other sources	10,116	8,612
Timing of Transfer of Goods or Services [Member]
Revenue from contracts with customers
Revenue from contracts with customers	30,758	22,644
Point in time [Member]
Revenue from contracts with customers
Revenue from contracts with customers	6,949	6,476
Over time [Member]
Revenue from contracts with customers
Revenue from contracts with customers	$ 23,809	$ 16,168